INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets as of December 31, 2018 and 2019 were as follows:

	2018	2019
	RMB (in millions)
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,858	1,844
Technology	751	633
Others	518	518
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	163	159

	14,903	14,767

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(671)	(923)
Technology	(353)	(450)
Others	(156)	(221)

	(1,180)	(1,594)

Net book value
Intangible assets to be amortized
Business Relationship	1,187	921
Technology	398	183
Others	362	297
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	163	159

	13,723	13,173

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets using the straight-line method:

Business Relationship	5-10 years
Technology	5-10 years
Others	3-10 years

Amortization expense for the years ended December 31, 2017, 2018 and 2019 was approximately RMB391 million, RMB433 million and RMB437 million respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB (in millions)
2020	418
2021	255
2022	217
2023	163
2024	158

1,211